Business combination - Guangzhou Pengai (Details) - CNY (¥)		12 Months Ended
	Apr. 05, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from investing activities
Net outflow of cash and cash equivalents included in cash flows from investing activities		¥ (28,880,000)	¥ (2,978,000)	¥ (29,600,000)
Guangzhou Pengai
Business combination
Percentage of share capital acquired	95.00%
Consideration paid	¥ 13,110,000
Goodwill	4,722,000
Total consideration
Cash paid	12,144,000
Consideration payable	966,000
Total purchase consideration	13,110,000
Assets and liabilities recognised as a result of the acquisition
Cash and cash equivalents	153,000
Trade receivables and other receivables	59,000
Inventories	235,000
Properties, plant and equipment	9,288,000
Trade payables and other payables	(906,000)
Non-controlling interest	(441,000)
Net identifiable assets acquired	8,388,000
Add: goodwill (Note 14)	4,722,000
Net assets acquired	13,110,000
Cash flows from investing activities
Cash consideration	(12,144,000)
Cash and cash equivalents	153,000
Net outflow of cash and cash equivalents included in cash flows from investing activities	(11,991,000)
Revenue since acquisition	11,087,000
Net profit (loss) since acquisition	¥ (2,268,000)
Pro forma revenue				709,963,000	¥ 595,329,000
Pro forma profit/(loss) after tax				¥ (73,009,000)	¥ 86,303,000